Investment Objectives and Goals - OCM MUTUAL FUND	Mar. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.